RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Notes Payable – Related Parties

On April 20, 2017, the Company entered into a convertible debenture with an affiliate of the Company whose managing member is the Treasurer, Chief Financial Officer, and a director of the Company (the “affiliate”), for $140,000. The convertible debenture matures one year from date of issuance, and bears interest at 6%. Upon an event of default, as defined in the debenture, the principal and any accrued interest becomes immediately due, and the interest rate increases to 24%. The convertible debenture is convertible at the holder’s option at a conversion price of $0.30. As of June 30, 2018 and March 31, 2018, the Company has paid $52,400 on this note, with $87,600 remaining outstanding.

NaturalShrimp Holdings, Inc.

On January 1, 2016 the Company entered into a notes payable agreement with NaturalShrimp Holdings, Inc.(“NSH”), a shareholder. Between January 16, 2016 and March 7, 2016, the Company borrowed $134,750 under this agreement. An additional $601,361 was borrowed under this agreement in the year ended March 31, 2017, for a total of $736,111. The note payable has no set monthly payment or maturity date with a stated interest rate of 2%.

Shareholder Notes

The Company has entered into several working capital notes payable to multiple shareholders of NSH and Bill Williams, an officer, a director, and a shareholder of the Company, for a total of $486,500. These notes had stock issued in lieu of interest and have no set monthly payment or maturity date. The balance of these notes at both June 30, 2018 and March 31, 2018 was $426,404, and is classified as a current liability on the consolidated balance sheets. At June 30, 2018 and March 31, 2018, accrued interest payable was $215,448 and $206,920, respectively.

Shareholders

In 2009, the Company entered into a note payable to Randall Steele, a shareholder of NSH, for $50,000. The note bears interest at 6.0% and was payable upon maturity on January 20, 2011. In addition, the Company issued 100,000 shares of common stock for consideration. The shares were valued at the date of issuance at fair market value. The value assigned to the shares of $50,000 was recorded as increase in common stock and additional paid-in capital and was limited to the value of the note. The assignment of a value to the shares resulted in a financing fee being recorded for the same amount. The note is unsecured. The balance of the note at June 30, 2018 and March 31, 2018 was $50,000, respectively, and is classified as a current liability on the consolidated balance sheets. Interest expense on the note was $750 and $3,000 during the three months ended June 30, 2018 and the year ended March 31, 2018, respectively.

Beginning in 2010, the Company started entering into several working capital notes payable with various shareholders of NSH for a total of $290,000 and bearing interest at 8%. The balance of these notes at June 30, 2018 and March 31, 2018 was $5,000 and is classified as a current liability on the consolidated balance sheets. At June 30, 2018 and March 31, 2018, accrued interest payable was $1,700 and $1,600, respectively.

Notes Payable – Related Parties

On April 20, 2017, the Company entered into a convertible debenture with an affiliate of the Company whose managing member is the Treasurer, Chief Financial Officer, and a director of the Company (the “affiliate”), for $140,000. The convertible debenture matures one year from date of issuance, and bears interest at 6%. Upon an event of default, as defined in the debenture, the principal and any accrued interest becomes immediately due, and the interest rate increases to 24%. The convertible debenture is convertible at the holder’s option at a conversion price of $0.30. As of March 31, 2018, the Company has paid $52,400 on this note, with $87,600 remaining outstanding.

On January 20, 2017 and on March 14, 2017, the Company entered into convertible debentures with an affiliate of the Company whose managing member is the Treasurer, Chief Financial Officer, and a director of the Company. The convertible debentures are each in the amount of $20,000, mature one year from date of issuance, and bear interest at 6%. Upon an event of default, as defined in the debenture, the principal and any accrued interest becomes immediately due, and the interest rate increases to 24%. The convertible debentures are convertible at the holder’s option at a conversion price of $0.30. As of March 31, 2018, the notes have been paid off in full.

NaturalShrimp Holdings, Inc.

On January 1, 2016 the Company entered into a notes payable agreement with NaturalShrimp Holdings, Inc.(“NSH”), a shareholder. Between January 16, 2016 and March 7, 2016, the Company borrowed $134,750 under this agreement. An additional $601,361 was borrowed under this agreement in the year ended March 31, 2017. The note payable has no set monthly payment or maturity date with a stated interest rate of 2%.

Baptist Community Services (BCS)

On January 10, 2017, the Company agreed to pay to Baptist Community Services (BCS), a shareholder of NSH, $200,000 of the proceeds from the CNB Note (Note 4), in satisfaction of the outstanding amounts due on a promissory note with BCS of $2,305,953, plus accrued interest of $233,398, resulting in a gain on extinguishment of debt of $2,339,353 in the year ended March 31, 2017.

Shareholder Notes

The Company has entered into several working capital notes payable to multiple shareholders of NSH and Bill Williams, an officer, a director, and a shareholder of the Company, for a total of $486,500. These notes had stock issued in lieu of interest and have no set monthly payment or maturity date. The balance of these notes at March 31, 2018 and 2017 was $426,404 and $426,404, respectively, and is classified as a current liability on the consolidated balance sheets. At March 31, 2018 and 2017, accrued interest payable was $206,920 and $172,808, respectively.

Shareholders

In 2009, the Company entered into a note payable to Randall Steele, a shareholder of NSH, for $50,000. The note bears interest at 6.0% and was payable upon maturity on January 20, 2011. In addition, the Company issued 100,000 shares of common stock for consideration. The shares were valued at the date of issuance at fair market value. The value assigned to the shares of $50,000 was recorded as increase in common stock and additional paid-in capital and was limited to the value of the note. The assignment of a value to the shares resulted in a financing fee being recorded for the same amount. The note is unsecured. The balance of the note at March 31, 2018 and 2017 was $50,000, respectively, and is classified as a current liability on the consolidated balance sheets. Interest expense on the note was $3,000 and $3,000 during the years ended March 31, 2018 and 2017, respectively.

Beginning in 2010, the Company started entering into several working capital notes payable with various shareholders of NSH for a total of $290,000 and bearing interest at 8%. The balance of these notes at March 31, 2018 and 2017 was $5,000 and is classified as a current liability on the consolidated balance sheets. At March 31, 2018 and 2017, accrued interest payable was $1,600 and $1,200, respectively.